Business and Summary of Significant Accounting Policies - Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Description and Accounting Policies [Abstract]
Reserve requirement	$ 14.1	$ 8.9
Average interest bearing deposits with other banks	$ 33.0	$ 69.0